Temporary Equity - Narrative (Details) - Social Finance, Inc. - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
	May 29, 2019	Dec. 31, 2020	May 31, 2020	Oct. 31, 2019	May 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 29, 2020	Mar. 31, 2020
Temporary Equity [Line Items]
Number of shares called and redeemed (in shares)							15,097,587
Value of shares called and redeemed							$ 80,201
Issuance of redeemable preferred stock (in shares)							52,743,298	19,458,534
Issuance of redeemable preferred stock							$ 814,156	$ 551,577
Preferred stock issuance costs								$ 2,400
Dividends payable		$ 0				$ 9,968	$ 0
Warrant To Purchase Series H Redeemable Preferred Stock
Temporary Equity [Line Items]
Number of warrants issued								6,983,585
Initial Public Offering
Temporary Equity [Line Items]
Sale of stock, price per share (in dollars per share)									$ 19.30
Special Payment Offering
Temporary Equity [Line Items]
Sale of stock, price per share (in dollars per share)									$ 15.44
Redeemable Preferred Stock
Temporary Equity [Line Items]
Number of shares called and redeemed (in shares)		15,097,587					15,097,587
Value of shares called and redeemed							$ 80,201
Issuance of redeemable preferred stock					$ 539,000
Preferred stock issuance costs					$ 2,400
Series B
Temporary Equity [Line Items]
Number of shares called and redeemed (in shares)		10,558,256
Redeemable preferred stock, original issuance price (in dollars per share)		$ 2.20				$ 2.20	$ 2.20
Dividend rate (in dollars per share)						0.18	0.18	$ 0.18
Series D
Temporary Equity [Line Items]
Number of shares called and redeemed (in shares)		1,042,462
Redeemable preferred stock, original issuance price (in dollars per share)		$ 3.45				3.45	3.45
Dividend rate (in dollars per share)						0.28	0.28	0.28
Series E
Temporary Equity [Line Items]
Number of shares called and redeemed (in shares)		220,814
Redeemable preferred stock, original issuance price (in dollars per share)		$ 9.46				9.46	9.46
Dividend rate (in dollars per share)						0.76	0.76	0.76
Series F
Temporary Equity [Line Items]
Number of shares called and redeemed (in shares)		3,276,055
Redeemable preferred stock, original issuance price (in dollars per share)		$ 15.78				15.78	15.78
Dividend rate (in dollars per share)						$ 1.26	$ 1.26	1.26
Shares outstanding required to elect board member (in shares)		7,000,000				7,000,000	7,000,000
Series H-1
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)		$ 15.44				$ 15.44	$ 15.44
Dividend rate (in dollars per share)						1.23	1.23	0
Series H-1 | Galileo Financial Technologies, Inc.
Temporary Equity [Line Items]
Issuance of redeemable preferred stock (in shares)			52,743,298,000
Issuance of redeemable preferred stock			$ 814,156
Series H
Temporary Equity [Line Items]
Issuance of redeemable preferred stock (in shares)				2,257,365	13,967,169
Issuance of redeemable preferred stock	$ 193,900			$ 34,800
Redeemable preferred stock, original issuance price (in dollars per share)		$ 15.44				15.44	15.44
Dividend rate (in dollars per share)						$ 1.23	$ 1.23	1.23
Shares outstanding required to elect board member (in shares)		1,396,717				1,396,717	1,396,717
Proceeds allocated from issuance of warrants	22,300
Series 1
Temporary Equity [Line Items]
Issuance of redeemable preferred stock (in shares)					3,234,000
Issuance of redeemable preferred stock	$ 320,400
Temporary equity, redemption value		$ 323,400				$ 323,400	$ 323,400
Special distribution						$ 21,200
Redeemable preferred stock, original issuance price (in dollars per share)		$ 100.00				$ 100.00	$ 100.00
Dividend rate (in dollars per share)	$ 12.50						$ 12.50	$ 12.50
Temporary equity, dividend rate percentage	12.50%
Temporary equity, dividend rate spread percentage	9.94%
Dividends payable		$ 0				$ 9,968	$ 0	$ 0		$ 10,106
Temporary equity, dividend rate subject to default spread percentage	4.00%
Proceeds allocated from issuance of warrants	$ 22,300
Series 1 | Dividend Paid
Temporary Equity [Line Items]
Dividends declared and paid							$ 40,536	$ 23,923
Series 1 | Initial Public Offering | Minimum
Temporary Equity [Line Items]
Sale of stock, price per share (in dollars per share)		$ 17.06				$ 17.06	$ 17.06
Aggregate gross proceeds (not less than)						$ 100,000	$ 100,000
Series C
Temporary Equity [Line Items]
Temporary equity, conversion price (in dollars per share)						$ 1.00	$ 1.00
Series C | Minimum
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)		$ 2.20				$ 2.20	$ 2.20
Series A and B Redeemable Preferred Stock
Temporary Equity [Line Items]
Shares outstanding required to elect board member (in shares)		14,000,000				14,000,000	14,000,000
Series D and E Redeemable Preferred Stock
Temporary Equity [Line Items]
Shares outstanding required to elect board member (in shares)		14,000,000				14,000,000	14,000,000
Series G
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)		$ 17.18				$ 17.18	$ 17.18
Dividend rate (in dollars per share)						$ 1.37	$ 1.37	$ 1.37
Shares outstanding required to elect board member (in shares)		3,000,000				3,000,000	3,000,000
Series 1 and Series H Redeemable Preferred Stock
Temporary Equity [Line Items]
Issuance of redeemable preferred stock	539,000
Proceeds from issuance, remaining amount allocated	$ 514,300
Common Stock | Common Stock Transaction
Temporary Equity [Line Items]
Sale of stock, price per share (in dollars per share)		$ 18.43					$ 18.43